Right-of-use assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other tangible assets	Total
Historical cost at December 31, 2021	715,325	572	168	5,784	721,849
Additions	67,260	2	—	1,230	68,492
Disposals	(44,347)	(25)	—	(1,359)	(45,731)
Exchange differences	27,768	—	—	(8)	27,760
Historical cost at June 30, 2022	766,006	549	168	5,647	772,370

Accumulated amortization at December 31, 2021	(347,403)	(449)	(81)	(3,446)	(351,379)
Amortization	(57,643)	(62)	(17)	(825)	(58,547)
Impairment	(2,764)	—	—	—	(2,764)
Disposals	33,158	25	—	949	34,132
Exchange differences	(15,287)	—	—	1	(15,286)
Accumulated amortization at June 30, 2022	(389,939)	(486)	(98)	(3,321)	(393,844)

Carrying amount at:
December 31, 2021	367,922	123	87	2,338	370,470
June 30, 2022	376,067	63	70	2,326	378,526

The following table provides a breakdown for right-of-use assets:

(Euro thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other tangible assets	Total
Historical cost at January 1, 2020	665,738	616	326	6,396	673,076
Additions	52,051	96	—	1,637	53,784
Disposals	(48,392)	(7)	—	(1,446)	(49,845)
Exchange differences	(32,985)	—	—	(32)	(33,017)
Reclassifications to assets held for sale	(80)	—	—	(156)	(236)
Balance at December 31, 2020	636,332	705	326	6,399	643,762
Additions	147,372	18		909	148,299
Disposals	(86,612)	(151)	(158)	(1,381)	(88,302)
Exchange differences	37,071	—	—	(143)	36,928
Disposition	(18,838)	—	—	—	(18,838)
Balance at December 31, 2021	715,325	572	168	5,784	721,849
Accumulated amortization at January 1, 2020	(210,713)	(278)	(40)	(2,704)	(213,735)
Amortization	(106,340)	(166)	(122)	(1,882)	(108,510)
Impairments	(15,716)	—	—	—	(15,716)
Disposals	36,925	7	—	1,431	38,363
Exchange differences	7,309	—	—	20	7,329
Reclassifications to assets held for sale	80	—	—	73	153
Balance at December 31, 2020	(288,455)	(437)	(162)	(3,062)	(292,116)
Amortization	(103,908)	(132)	(73)	(1,666)	(105,779)
Impairments	(6,486)	—	—	—	(6,486)
Disposals	73,546	151	155	1,295	75,147
Exchange differences	(21,123)	(31)	(1)	(13)	(21,168)
Disposition	2,233	—	—	—	2,233
Reclassifications and other	(3,210)	—	—	—	(3,210)
Balance at December 31, 2021	(347,403)	(449)	(81)	(3,446)	(351,379)
Carrying amount at:
January 1, 2020	455,025	338	286	3,692	459,341
December 31, 2020	347,877	268	164	3,337	351,646
December 31, 2021	367,922	123	87	2,338	370,470